FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Financial Expenses Disclosure [Abstract]
Schedule Of Interest And Debt Expenses [Table Text Block]
The Company’s financial expenses, net during the years ended December 31, 2013, 2012 and 2011 were derived and comprised as presented below:

	Year ended December 31,
	2013	2012	2011
Income:
Foreign currency translation adjustments	—	—	109
Other income	—	—	15
Total income	—	—	124
Expenses:
Interest and bank charges	144	154	253
Foreign currency translation adjustments	145	42	—
Total expenses	289	196	253
Financial expenses, net	$289	$196	$129